Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2011
Restricted Cash [Abstract]
Components Of Restricted Cash

	2010	2011
Cash securing our obligations under ECA-guaranteed financings	$36,703	$38,365
Cash securing our obligations under ALS I debt	39,770	39,331
Cash securing our obligations under ALS II debt	13,982	14,941
Cash securing our obligations under UBS revolving credit facility debt	56,594	58,591
Cash securing our obligations under Genesis Funding Limited ("GFL") securitization debt	18,526	24,564
Cash securing our obligations under TUI portfolio acquisition facility debt	11,608	11,747
Cash securing our obligations under other debt	47,745	54,742
Cash securing our obligations under the LILO head leases (Note 15) and cash securing the
guarantee of lease obligations/indebtedness of a LILO sublessee (Note 13)	6,837	—
Cash securing our obligations under derivative instruments (Note 11)	(11,380)	(7,170)
Other	2,079	2,214
	$222,464	$237,325